Interim and Bridge Funding Facilities	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Interim and Bridge Funding Facilities
11.	INTERIM AND BRIDGE FUNDING FACILITIES

	December 31,
	2013	2012

Interim Funding Facility (a)	$ 1,789,787	$ 1,799,004
Short-Term Bridge Facility and New Bridge Facility (b)	339,475	-

	$ 2,129,262	$ 1,799,004

In December 2010, Rio Tinto provided the Company with an initial, non-revolving Interim Funding Facility of $1.8 billion to assist in sustaining the development of the Oyu Tolgoi copper-gold mine. The Interim Funding Facility was set to mature on December 31, 2013, subject to earlier mandatory prepayment of all amounts from the proceeds of the first drawdown under the planned Oyu Tolgoi project-financing package. On November 14, 2013, the Company and Rio Tinto agreed to amend the 2013 MOA to extend the maturity date of the Interim Funding Facility to the earlier of January 15, 2014 and the second business day following the 2014 rights offering closing date. All amounts owing under the Interim Funding Facility were repaid by January 14, 2014 with the proceeds from the 2014 rights offering.

Amounts advanced to the Company under the Interim Funding Facility bear interest at the weighted average rate of return earned by the Company on the aggregate Interim Funding Facility proceeds advanced to Oyu Tolgoi. During 2013, the Interim Funding Facility’s effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%. Any interest and fees incurred under the Interim Funding Facility are subject to a gross-up for applicable withholding taxes.

As at December 31, 2013, a total of approximately $1.8 billion (December 31, 2012 - $1.8 billion) had been drawn and $10.2 million (December 31, 2012 - $nil) had been repaid on the Interim Funding Facility.

During 2013, interest expense of $123.5 million (2012 - $101.1 million), including a gross-up for applicable withholding taxes, was incurred on the Interim Funding Facility, of which $87.3 million (2012 - $101.1 million) was capitalized as Oyu Tolgoi mine development costs. As at December 31, 2013, accrued interest of $11.4 million was outstanding on the Interim Funding Facility.

(b)	Short-Term Bridge Facility and New Bridge Facility

On June 28, 2013, the Company entered into an agreement with majority shareholder Rio Tinto for a non-revolving bridge facility for up to $225 million (Short-Term Bridge Facility). Amounts drawn under the Short-Term Bridge Facility were fully repaid in September 2013.

Amounts advanced to the Company under the Short-Term Bridge Facility bore interest at LIBOR plus 5%. Interest and fees incurred under the Short-Term Bridge Facility were subject to a gross-up for applicable withholding taxes.

During 2013, a front end fee of $1.3 million, interest of $0.9 million and commitment fees of $0.6 million, each inclusive of a gross-up for applicable withholding taxes, were incurred on the Short-Term Bridge Facility, of which $2.4 million was capitalized as Oyu Tolgoi mine development costs.

On August 7, 2013, the Company signed a binding term sheet with Rio Tinto for a new funding package, including a new bridge facility (“New Bridge Facility”). Under the New Bridge Facility, Rio Tinto provided the Company with a secured $600 million bridge funding facility that was set to mature on December 31, 2013. The New Bridge Facility was subject to a front end fee of $6.0 million, an interest rate of LIBOR plus 5.0% per annum on drawn amounts and a commitment fee of 2.0% per annum on undrawn amounts. Interest and fees incurred under the New Bridge Facility are subject to a gross-up for applicable withholding taxes. On November 14, 2013, the Company and Rio Tinto agreed to amend the 2013 MOA to extend the maturity date of the New Bridge Facility to the earlier of January 15, 2014 and the second business day following the 2014 rights offering closing date. All amounts owing under the New Bridge Facility were repaid by January 13, 2014 with the proceeds from the 2014 rights offering.

As at December 31, 2013, a total of approximately $435.0 million (December 31, 2012 - $nil) had been drawn and $95.5 million (December 31, 2012 - $nil) had been repaid on the New Bridge Facility.

During 2013, a front end fee of $6.7 million, interest of $5.7 million and commitment fees of $2.5 million, each inclusive of a gross-up for applicable withholding taxes, were incurred on the New Bridge Facility, of which $4.7 million was capitalized as Oyu Tolgoi mine development costs. As at December 31, 2013, accrued interest of $2.1 million was outstanding on the New Bridge Facility.

(c)	Bridge Funding Facility

On April 17, 2012, the Company signed a Memorandum of Agreement with Rio Tinto (“2012 MOA”) that established Rio Tinto’s support for a series of funding measures, including an additional bridge funding facility of up to $1.5 billion towards continued construction of the Oyu Tolgoi mine. The bridge funding facility, which bore interest at LIBOR plus 5.0%, was not extended past its May 23, 2013 maturity date.

During 2012, the Company incurred a front end fee of $16.7 million. Additionally, a commitment fee of 1.75%, calculated on an annual basis on the daily average of the undrawn amount under the bridge funding facility, was payable on a semi-annual basis in arrears throughout the term of the bridge funding facility.

Any interest and fees incurred under the bridge funding facility were subject to a gross-up for applicable withholding taxes.

During 2013, commitment fees of $11.5 million (2012 - $18.0 million), including a gross-up for applicable withholding taxes, were incurred on the bridge funding facility, of which $11.3 million (2012 - $18.0 million) was capitalized as Oyu Tolgoi mine development costs.

No amounts were ever drawn on the bridge funding facility.